UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Item 1.	Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Common Stocks (96.5%)
Aerospace & Defense (1.4%)
Boeing Co.	312	$23,047
General Dynamics Corp.	156	10,343
Honeywell International, Inc.	364	24,840
Lockheed Martin Corp.	143	12,422
Northrop Grumman Corp.	130	8,455
Raytheon Co.	182	9,588
Textron, Inc.	195	5,608
United Technologies Corp.	364	31,876

		126,179

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	130	8,600
FedEx Corp.	143	14,507
United Parcel Service, Inc., Class B	416	32,984

		56,091

Airlines (0.1%)
Allegiant Travel Co.	52	3,872
Southwest Airlines Co.	546	6,121

		9,993

Auto Components (0.1%)
Johnson Controls, Inc.	243	7,555
The Goodyear Tire & Rubber Co. †	416	5,724

		13,279

Automobiles (0.4%)
Ford Motor Co.	1,885	24,411
Harley-Davidson, Inc.	169	8,859

		33,270

Beverages (1.4%)
Coca-Cola Co.	1,898	70,681
Monster Beverage Corp. †	91	4,359
PepsiCo, Inc.	676	49,247

		124,287

Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc. †	79	7,425
Amgen, Inc.	1,014	86,656
Biogen Idec, Inc. †	103	16,076
Celgene Corp. †	195	19,297
Gilead Sciences, Inc. †	2,236	88,211
Regeneron Pharmaceuticals, Inc. †	52	9,045

		226,710

Building Products (0.1%)
Masco Corp.	312	5,738

Capital Markets (1.9%)
Ameriprise Financial, Inc.	169	11,208

	Share Amount	Market Value
Capital Markets (continued)
Bank of New York Mellon Corp.	598	$16,242
BlackRock, Inc.	78	18,430
Franklin Resources, Inc.	91	12,456
Invesco, Ltd.	299	8,148
Morgan Stanley Dean Witter & Co.	767	17,526
Northern Trust Corp.	195	10,037
State Street Corp.	299	16,639
T. Rowe Price Group, Inc.	182	13,004
The Charles Schwab Corp.	637	10,530
The Goldman Sachs Group, Inc.	247	36,520

		170,740

Chemicals (1.6%)
Albemarle Corp.	104	6,376
CF Industries Holdings, Inc.	52	11,917
Cytec Industries, Inc.	65	4,765
E.I. Du Pont de Nemours & Co.	429	20,356
Ecolab, Inc.	182	13,177
Hawkins, Inc.	143	5,580
Koppers Holdings, Inc.	169	6,855
Monsanto Co.	221	22,397
PPG Industries, Inc.	65	8,962
Praxair, Inc.	130	14,348
The Dow Chemical Co.	533	17,163
The Mosaic Co.	156	9,555

		141,451

Commercial Banks (1.8%)
BB&T Corp.	377	11,416
Fifth Third Bancorp	637	10,377
KeyCorp	884	8,310
PNC Financial Services Group	247	15,265
Regions Financial Corp.	767	5,967
SunTrust Banks, Inc.	312	8,851
U.S. Bancorp	780	25,818
Wells Fargo & Co.	2,132	74,257

		160,261

Commercial Services & Supplies (0.8%)
Adt Corp.	130	6,175
Arbitron, Inc.	364	17,072
Cardtronics, Inc. †	217	5,618
Exlservice Holdings, Inc. †	676	20,050
Rollins, Inc.	260	6,427
Waste Management, Inc.	338	12,297

		67,639

Communications Equipment (2.3%)
Arris Group, Inc. †	5,109	84,400
Cisco Systems, Inc.	2,223	45,727
F5 Networks, Inc. †	52	5,454
Juniper Networks, Inc. †	299	6,692
PC-Tel, Inc.	2,912	21,607
Qualcomm, Inc.	663	43,778

		207,658

	Share Amount	Market Value

Computers & Peripherals (4.1%)
Apple Computer, Inc.	541	$246,322
Dell, Inc.	832	11,016
EMC Corp. †	845	20,795
Hewlett-Packard Co.	858	14,166
NCR Corp. †	1,196	33,213
NetApp, Inc. †	208	7,488
SanDisk Corp. †	195	9,748

See Notes to Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Computers & Peripherals (continued)
Seagate Technology PLC	663	$22,529
Western Digital Corp.	169	7,943

		373,220

Construction & Engineering (0.2%)
Fluor Corp.	169	10,956
ITT Corp.	195	5,008

		15,964

Consumer Finance (0.6%)
American Express Co.	520	30,580
Capital One Financial Corp.	299	16,840
Discover Financial Services	299	11,479

		58,899

Containers & Packaging (0.1%)
Owens-Illinois, Inc. †	143	3,403
Rock-Tenn Co., Class A	65	5,132
Sealed Air Corp.	221	4,137

		12,672

Diversified Consumer Services (0.1%)
H & R Block, Inc.	455	10,360

Diversified Financial Services (2.2%)
Bank of America Corp.	4,693	53,125
CBOE Holdings, Inc.	312	10,571
Citigroup, Inc.	1,235	52,068
J.P. Morgan Chase & Co.	1,586	74,620
Moody’s Corp.	195	10,690

		201,074

Diversified Telecommunication Services (1.7%)
AT&T, Inc.	2,665	92,715
Verizon Communications, Inc.	1,404	61,228

		153,943

Electric Utilities (1.4%)
Edison International	403	19,421
El Paso Electric Co.	1,001	33,724
Exelon Corp.	624	19,619
NextEra Energy, Inc.	247	17,796
Southern Co.	689	30,474

		121,034

Electrical Equipment (0.5%)
Ametek, Inc.	169	6,927
Emerson Electric Co.	364	20,839

	Share Amount	Market Value

Electrical Equipment (continued)
General Cable Corp. †	130	$4,371
Rockwell Automation, Inc.	91	8,116
Roper Industries, Inc.	78	9,161

		49,414

Electronic Equipment, Instruments & Components (1.6%)
Analogic Corp.	429	32,686
Corning, Inc.	780	9,360
Cymer, Inc. †	676	69,607
Ingram Micro, Inc., Class A †	1,014	18,435
OSI Systems, Inc. †	52	2,832
Trimble Navigation, Ltd. †	117	7,313

		140,233

Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	234	10,464
Halliburton Co.	416	16,923
Helmerich & Payne, Inc.	104	6,691
Nabors Industries, Ltd. †	234	3,901
National Oilwell Varco, Inc.	195	14,457
Schlumberger, Ltd.	559	43,631

		96,067

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	208	21,287
CVS Caremark Corp.	585	29,952
J & J Snack Foods Corp.	273	18,605
Walgreen Co.	364	14,545
Wal-Mart Stores, Inc.	702	49,105
Whole Foods Market, Inc.	91	8,759

		142,253

Food Products (1.2%)
Archer-Daniels-Midland Co.	390	11,127
Green Mountain Coffee Roasters, Inc. †	117	5,327
Hillshire Brands Co.	442	13,693
Hormel Foods Corp.	923	31,945
Kraft Foods Group, Inc.	276	12,757
Lancaster Colony Corp.	130	9,290
Mondelez International, Inc.	832	23,121

		107,260

Gas Utilities (0.2%)
New Jersey Resources Corp.	455	19,124

Health Care (1.6%)
Air Methods Corp.	1,741	76,117
Haemonetics Corp. †	1,628	68,278

		144,395

Health Care Equipment & Supplies (6.6%)
Baxter International, Inc.	990	67,162
Cooper Cos., Inc.	815	82,601
Covidien PLC	299	18,640
CryoLife, Inc.	1,729	11,100

	Share Amount	Market Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. †	78	$7,015
Hologic, Inc. †	390	9,298
ICU Medical, Inc. †	1,160	70,122
IDEXX Laboratories, Inc. †	904	86,069
Intuitive Surgical, Inc. †	19	10,913
Medtronic, Inc.	1,588	74,000
Neogen Corp. †	1,636	76,057
St. Jude Medical, Inc.	195	7,937
Stryker Corp.	195	12,217
West Pharmaceutical Services, Inc.	845	50,032

See Notes to Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Health Care Equipment & Supplies (continued)
Wex, Inc. †	299	$23,504

		606,667

Health Care Providers & Services (3.8%)
Aetna, Inc.	221	10,659
AmerisourceBergen Corp.	1,625	73,726
AmSurg Corp. †	689	21,504
DaVita, Inc. †	65	7,502
Henry Schein, Inc. †	442	38,162
Humana, Inc.	72	5,354
McKesson Corp.	713	75,028
MWI Veterinary Supply, Inc. †	642	72,103
UnitedHealth Group, Inc.	463	25,562
WellPoint, Inc.	169	10,955

		340,555

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc. †	338	3,745
Cerner Corp. †	260	21,463

		25,208

Hotels, Restaurants & Leisure (1.2%)
Chipotle Mexican Grill, Inc. †	13	3,991
Marriott International, Inc., Class A	182	7,276
McDonald’s Corp.	377	35,925
Monarch Casino & Resort, Inc. †	1,820	18,856
Starbucks Corp.	312	17,509
Starwood Hotels & Resorts Worldwide, Inc.	130	7,983
Wyndham Worldwide Corp.	104	5,802
Yum! Brands, Inc.	182	11,819

		109,161

Household Durables (0.2%)
Lennar Corp., Class A	130	5,400
Tempur-Pedic International, Inc. †	143	5,571
Whirlpool Corp.	78	9,000

		19,971

Household Products (1.4%)
Clorox Co.	195	15,290
Colgate-Palmolive Co.	208	22,333
Kimberly-Clark Corp.	195	17,454
Procter & Gamble Co.	949	71,327

		126,404

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	312	7,488

	Share Amount	Market Value

Industrial Conglomerates (1.7%)
3M Co.	299	$30,064
Danaher Corp.	312	18,698
General Electric Co.	4,446	99,057
Tyco International, Ltd.	260	7,860

		155,679

Insurance (2.7%)
ACE, Ltd.	208	17,749
AFLAC, Inc.	260	13,796
Allstate Corp.	286	12,555
American International Group, Inc. †	364	13,770
Berkshire Hathaway, Inc., Class B †	754	73,085
eHealth, Inc. †	507	12,356
Hartford Financial Services Group, Inc.	351	8,705
Lincoln National Corp.	221	6,405
Marsh & McLennan Cos., Inc.	403	14,298
Prudential Financial, Inc.	299	17,306
Safety Insurance Group, Inc.	481	23,093
The Chubb Corp.	182	14,616
The Travelers Cos., Inc.	221	17,340

		245,074

Internet & Catalog Retail (1.0%)
Amazon.com, Inc. †	143	37,966
Expedia, Inc.	78	5,090
IAC/InterActiveCorp	663	27,349
Netflix, Inc. †	26	4,296
Priceline.com, Inc. †	26	17,822

		92,523

Internet Software & Services (2.8%)
Akamai Technologies, Inc. †	143	5,822
eBay, Inc. †	2,184	122,151
Equinix, Inc. †	39	8,402
Google, Inc., Class A †	125	94,461
Rackspace Hosting, Inc. †	78	5,877
XO Group, Inc. †	598	5,753
Yahoo!, Inc. †	689	13,525

		255,991

IT Services (6.3%)
Accenture PLC, Class A	286	20,561
Alliance Data Systems Corp. †	195	30,732
Automatic Data Processing, Inc.	273	16,186
Cognizant Technology Solutions Corp. †	169	13,212
Fiserv, Inc. †	975	78,302
Gartner Group, Inc. †	1,586	81,695
Heartland Payment Systems, Inc.	442	14,038
International Business Machines Corp.	429	87,117
MasterCard, Inc., Class A	143	74,131
Paychex, Inc.	390	12,726
Teradata Corp. †	598	39,863

	Share Amount	Market Value

IT Services (continued)
Visa, Inc., Class A	663	$104,693

		573,256

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	221	9,896
Covance, Inc. †	156	10,407
Life Technologies Corp. †	260	16,820
Thermo Fisher Scientific, Inc.	208	15,005

		52,128

Machinery (1.8%)
Caterpillar, Inc.	299	29,418
Cummins, Inc.	130	14,928
Deere & Co.	234	22,010
Eaton Corp. PLC	333	18,964

See Notes to Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Machinery (continued)
Illinois Tool Works, Inc.	260	$16,336
Ingersoll-Rand PLC	195	10,021
Joy Global, Inc.	104	6,570
Lincoln Electric Holdings, Inc.	104	5,609
Oshkosh Truck Corp. †	65	2,547
PACCAR, Inc.	247	11,624
Parker Hannifin Corp.	130	12,086
Pentair, Ltd.	59	2,990
Stanley Black & Decker, Inc.	117	8,989

		162,092

Media (2.5%)
CBS Corp., Class B	338	14,101
Comcast Corp., Class A	1,092	41,584
DIRECTV †	338	17,285
Discovery Communications, Inc., Class A †	156	10,823
McGraw-Hill Cos., Inc.	208	11,964
News Corp., Class A	988	27,407
The Interpublic Group of Cos., Inc.	351	4,251
Time Warner Cable, Inc.	169	15,098
Time Warner, Inc.	442	22,330
Viacom, Inc., Class B	273	16,476
Walt Disney Co.	741	39,926

		221,245

Metals & Mining (0.7%)
Alcoa, Inc.	650	5,746
Allegheny Technologies, Inc.	104	3,292
Cliffs Natural Resources, Inc.	91	3,395
Freeport-McMoRan Copper & Gold, Inc.	403	14,205
Newmont Mining Corp.	182	7,819
Nucor Corp.	221	10,168
Olympic Steel, Inc.	208	4,370
Reliance Steel & Aluminum Co.	78	5,048
Royal Gold, Inc.	39	2,912
United States Steel Corp.	156	3,487

		60,442

Multiline Retail (0.4%)
Dollar Tree, Inc. †	104	4,159
Family Dollar Stores, Inc.	91	5,160
Macy’s, Inc.	221	8,732
Target Corp.	312	18,847

		36,898

Multi-Utilities (0.1%)
Sempra Energy	169	12,683

Office Electronics (0.1%)
Xerox Corp.	975	7,810

	Share Amount	Market Value

Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	234	$18,725
Apache Corp.	182	15,244
Cabot Oil & Gas Corp.	182	9,606
Chesapeake Energy Corp.	351	7,083
Chevron Corp.	754	86,824
ConocoPhillips	520	30,160
CONSOL Energy, Inc.	169	5,296
Denbury Resources, Inc. †	260	4,844
Devon Energy Corp.	195	11,152
Energy Transfer Partners	45	2,115
EOG Resources, Inc.	130	16,247
Exxon Mobil Corp.	1,833	164,916
Hess Corp.	169	11,350
HollyFrontier Corp.	156	8,146
Marathon Oil Corp.	338	11,360
Marathon Petroleum Corp.	169	12,541
Murphy Oil Corp.	143	8,511
Noble Energy, Inc.	104	11,210
Occidental Petroleum Corp.	325	28,688
Peabody Energy Corp.	182	4,577
Pioneer Natural Resources Co.	78	9,168
Plains Exploration & Production Co. †	91	4,345
QEP Resources, Inc.	156	4,579
Range Resources Corp.	143	9,605
Southwestern Energy Co. †	221	7,580
The Williams Cos., Inc.	312	10,936
Valero Energy Corp.	299	13,075

		527,883

Paper & Forest Products (0.2%)
Clearwater Paper Corp. †	286	12,959
International Paper Co.	195	8,077

		21,036

	Share Amount	Market Value

Personal Products (0.1%)
Avon Products, Inc.	299	$5,077
The Estee Lauder Cos., Inc., Class A	117	7,129

		12,206

Pharmaceuticals (8.9%)
Abbott Laboratories	1,820	61,662
AbbVie, Inc.	1,820	66,776
Actavis, Inc. †	429	37,061
Allergan, Inc.	728	76,447
Bristol-Myers Squibb Co.	744	26,888
Eli Lilly & Co.	962	51,650
Express Scripts Holding Co. †	349	18,644
Hospira, Inc. †	117	3,992
Johnson & Johnson	1,261	93,213
Merck & Co., Inc.	1,177	50,905
Mylan Laboratories, Inc. †	312	8,820
Pfizer, Inc.	8,801	240,091
Salix Pharmaceuticals, Ltd. †	1,562	74,820
Vertex Pharmaceuticals, Inc. †	117	5,239

		816,208

Pipelines (0.1%)
Kinder Morgan, Inc.	260	9,740

Real Estate Investment Trusts (REITs) (1.7%)
Apartment Investment and Management Co., Class A	702	19,151
HCP, Inc.	260	12,061
Host Hotels & Resorts, Inc.	494	8,294
Potlatch Corp.	442	19,178
Prologis, Inc.	286	11,411
Public Storage, Inc.	78	12,007
Simon Property Group, Inc.	143	22,905

See Notes to Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (concluded)

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Real Estate Investment Trusts (REITs ) (continued)
SL Green Realty Corp.	104	$8,360
Urstadt Biddle Properties, Class A	819	16,577
Vornado Realty Trust	156	13,176
Weyerhaeuser Co.	390	11,747

		154,867

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A †	273	5,892
Jones Lang LaSalle, Inc.	52	4,791

		10,683

Road & Rail (0.7%)
CSX Corp.	572	12,601
Kansas City Southern Industries, Inc.	78	7,263
Norfolk Southern Corp.	208	14,325
Union Pacific Corp.	195	25,634

		59,823

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	260	8,689
Cree, Inc. †	130	5,610
Exar Corp. †	2,626	27,547
FEI Co.	455	27,737
Intel Corp.	2,041	42,942
Lam Research Corp. †	416	17,114
Micron Technology, Inc. †	689	5,209
Monolithic Power Systems, Inc.	650	15,145
NVIDIA Corp.	468	5,738
Supertex, Inc.	793	15,162
Texas Instruments, Inc.	585	19,352

		190,245

Software (5.1%)
Adobe Systems, Inc. †	299	11,311
Autodesk, Inc. †	182	7,076
BMC Software, Inc. †	143	5,942
Citrix Systems, Inc. †	572	41,848
Electronic Arts, Inc. †	312	4,908
Intuit, Inc.	1,079	67,308
Jack Henry & Associates, Inc.	1,573	65,248
MetLife, Inc.	494	18,446
Microsoft Corp.	2,951	81,063
Monotype Imaging Holdings, Inc.	1,495	27,030
NetScout Systems, Inc. †	689	17,935
Oracle Corp.	1,495	53,087
Red Hat, Inc. †	520	28,891
Rovi Corp. †	221	3,821
Salesforce.com, Inc. †	78	13,426
Tyler Technologies, Inc. †	299	16,161

		463,501

	Share Amount	Market Value

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	104	$5,200
Advance Auto Parts, Inc.	78	5,735
American Eagle Outfitters, Inc.	208	4,204
Ann, Inc. †	286	8,820
Bed Bath & Beyond, Inc. †	130	7,631
Best Buy Co., Inc.	195	3,171
Foot Locker, Inc.	117	4,019
Lowe’s Cos., Inc.	559	21,348
OfficeMax, Inc.	598	6,446
O’Reilly Automotive, Inc. †	65	6,022
PetSmart, Inc.	65	4,252
Ross Stores, Inc.	117	6,985
Sherwin-Williams Co.	52	8,431
The Cato Corp., Class A	260	7,168
The Gap, Inc.	195	6,373
The Home Depot, Inc.	650	43,498
The Limited, Inc.	143	6,867
TJX Cos., Inc.	312	14,096
Tractor Supply Co.	39	4,043

		174,309

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	130	6,630
Fossil, Inc. †	65	6,863
NIKE, Inc., Class B	312	16,863
Ralph Lauren Corp.	65	10,821
V.F. Corp.	39	5,756

		46,933

Tobacco (1.1%)
Altria Group, Inc.	949	31,962
Lorillard, Inc.	195	7,619
Philip Morris International, Inc.	702	61,888

		101,469

Trading Companies & Distributors (0.1%)
Fastenal Co.	143	7,105
W.W. Grainger, Inc.	26	5,663

		12,768

Water Utilities (0.4%)
American States Water Co.	728	36,800

	Share Amount	Market Value

Wireless Telecommunication Services (0.2%)
American Tower Corp.	195	$14,850
Sprint Nextel Corp. †	1,391	7,831

		22,681

Total Common Stocks (cost $8,125,013)		$8,761,635

Total Investments (96.5%) (cost $8,125,013)		$8,761,635

Other Assets less Liabilities (3.5%)		320,406

Net Assets (100.0%)		$9,082,041

†	Non-income producing security

See Notes to Schedules of Investments.

Huntington EcoLogical Strategy ETF

Schedule of Investments

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Common Stocks (96.3%)
Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,200	$79,380

Auto Components (3.3%)
BorgWarner, Inc. †	3,756	278,620

Automobiles (2.4%)
Ford Motor Co.	15,541	201,256

Biotechnology (1.0%)
Biogen Idec, Inc. †	540	84,283

Capital Markets (2.1%)
T. Rowe Price Group, Inc.	2,460	175,767

Chemicals (2.7%)
Ecolab, Inc.	2,088	151,171
Sigma-Aldrich Corp.	1,090	84,290

		235,461

Commercial Services & Supplies (0.8%)
TETRA Tech, Inc. †	2,268	65,001

Communications Equipment (2.0%)
Qualcomm, Inc.	2,520	166,396

Computers & Peripherals (3.9%)
Apple Computer, Inc.	620	282,292
Fusion-io, Inc. †	2,652	46,357

		328,649

Construction & Engineering (4.7%)
MasTec, Inc. †	8,652	244,851
Quanta Services, Inc. †	5,316	154,005

		398,856

Containers & Packaging (1.0%)
Ball Corp.	1,854	82,540

Distributors (2.2%)
LKQ Corp. †	8,188	183,329

Electric Utilities (2.4%)
NextEra Energy, Inc.	2,796	201,452

Electrical Equipment (3.6%)
Emerson Electric Co.	3,492	199,917
General Cable Corp. †	3,036	102,070

		301,987

	Share Amount	Market Value

Food & Staples Retailing (7.3%)
Costco Wholesale Corp.	2,016	$206,317
Whole Foods Market, Inc.	4,296	413,490

		619,807

Food Products (7.9%)
Darling International, Inc. †	9,300	156,891
McCormick & Co., Inc.	1,992	124,201
The Hain Celestial Group, Inc. †	6,862	391,066

		672,158

Gas Utilities (2.4%)
Questar Corp.	8,796	204,330

Health Care Equipment & Supplies (2.6%)
Becton, Dickinson & Co.	1,668	140,179
Varian Medical Systems, Inc. †	1,140	80,541

		220,720

Health Care Providers & Services (0.8%)
Quest Diagnostics, Inc.	1,116	64,672

Hotels, Restaurants & Leisure (4.1%)
Chipotle Mexican Grill, Inc. †	432	132,628
Starbucks Corp.	3,888	218,195

		350,823

Internet Software & Services (7.2%)
eBay, Inc. †	9,336	522,162
Google, Inc., Class A †	120	90,683

		612,845

IT Services (3.5%)
Accenture PLC, Class A	1,760	126,526
Teradata Corp. †	2,616	174,383

		300,909

	Share Amount	Market Value

Machinery (5.9%)
Cummins, Inc.	828	$95,079
Illinois Tool Works, Inc.	1,998	125,534
SPX Corp.	1,980	147,768
Tennant Co.	3,060	140,883

		509,264

Media (1.2%)
Walt Disney Co.	1,961	105,659

Multi-Utilities (1.0%)
Sempra Energy	1,152	86,458

Oil, Gas & Consumable Fuels (2.9%)
Spectra Energy Corp.	8,928	248,020

Pharmaceuticals (3.4%)
Abbott Laboratories	1,104	37,404
AbbVie, Inc.	1,104	40,506
Johnson & Johnson	2,928	216,437

		294,347

See Notes to Schedules of Investments.

Huntington EcoLogical Strategy ETF

Schedule of Investments (concluded)

January 31, 2013 (Unaudited)

	Share Amount	Market Value
Real Estate Management & Development (1.7%)
CBRE Group, Inc., Class A †	2,400	$51,792
Jones Lang LaSalle, Inc.	996	91,771

		143,563

Semiconductors & Semiconductor Equipment (6.5%)
Arm Holdings PLC ADR	3,240	133,034
Cree, Inc. †	2,532	109,256
Texas Instruments, Inc.	5,784	191,335
Veeco Instruments, Inc. †	3,846	120,957

		554,582

Software (1.1%)
SAP AG ADR	1,090	89,402

Textiles, Apparel & Luxury Goods (2.8%)
NIKE, Inc., Class B	3,078	166,366
V.F. Corp.	504	74,380

		240,746

Trading Companies & Distributors (1.0%)
Fastenal Co.	1,632	81,078

Total Common Stocks (cost $7,319,784)		$8,182,360

Total Investments (96.3%) (cost $7,319,784)		$8,182,360

Other Assets less Liabilities (3.7%)		316,372

Net Assets (100.0%)		$8,498,732

†	Non-income producing security
ADR	American Depositary Receipt

See Notes to Schedules of Investments.

Huntington Strategy Shares

Notes to Schedules of Investments

January 31, 2013 (Unaudited)

1. Organization

The Huntington Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Fund”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy Fund”) (individually referred to as a “Fund,” or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

Huntington Strategy Shares

Notes to Schedules of Investments (continued)

January 31, 2013 (Unaudited)

2. Significant Accounting Policies (continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities) are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

In addition to the inputs discussed above for fixed income securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Fund
Common Stocks[1]	$8,761,635	$8,761,635

Total Investments	$8,761,635	$8,761,635

EcoLogical Strategy Fund
Common Stocks[1]	$8,182,360	$8,182,360

Total Investments	$8,182,360	$8,182,360

[1]	Please see Schedule of Investments for industry classifications.

Huntington Strategy Shares

Notes to Schedules of Investments (continued)

January 31, 2013 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 as of January 31, 2013. As of January 31, 2013, no securities were categorized as Level 2 or Level 3.

B. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of January 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

US Equity Rotation Fund	$8,125,014	$761,564	$(124,943)	$636,621

EcoLogical Strategy Fund	7,319,784	992,082	(129,506)	862,576

Huntington Strategy Shares

Notes to Schedules of Investments (concluded)

January 31, 2013 (Unaudited)

4. Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy Fund’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy Fund may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy Fund’s ecological investment criteria may result in the EcoLogical Strategy Fund investing in industry sectors that are not performing as well as others.

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these Schedules of Investments were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the Schedules of Investments as of January 31, 2013.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date:	March 25, 2013

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer

Date:	March 25, 2013